Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	$ 565	$ 350	$ 900
Net investing cash flows	(443)	(301)	(861)
Net financing cash flows	(13)	(27)	(40)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	109	22	(1)
Less Cash and cash equivalents	(15,575)		(15,871)
Proceeds from divestment of Onshore US, net of its cash	6,924
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net proceeds received from the sale of Onshore US	7,028
Less Cash and cash equivalents	(104)
Proceeds from divestment of Onshore US, net of its cash	6,924
Total cash impact	$ 7,033	$ 22	$ (1)